Preference shares - Summary of Preference Shares That Are Wholly Classified As Financial Liabilities Are Recognized (Detail) - Preference shares [member] - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial liability [member]
Statements [Line Items]
Beginning of financial year	$ 199,481
Accretion cost on Series B, D1, E and F redeemable convertible preference shares	11,549
Conversion of redeemable convertible preference shares to ordinary shares	(211,030)
End of financial year	0
Equities [member]
Statements [Line Items]
Beginning of financial year	59,339
Beginning of financial year		$ 59,339	$ 59,339
Conversion of non-redeemable convertible preference shares to ordinary shares	(59,339)
End of financial year		59,339	59,339
End of financial year	0
Series B preference shares [member] | Financial liability [member]
Statements [Line Items]
Beginning of financial year	$ 59,412
Beginning of financial year (Shares)	258,363
Accretion cost on Series B, D1, E and F redeemable convertible preference shares	$ 3,375
Accretion cost on Series B, D1, E and F redeemable convertible preference shares (Note 10), shares	0
Conversion of redeemable convertible preference shares to ordinary shares	$ (62,787)
Conversion of redeemable convertible preference shares to ordinary shares (Shares)	(258,363)
End of financial year	$ 0
End of financial year (Shares)	0
Series D1 preferred stock [member] | Financial liability [member]
Statements [Line Items]
Beginning of financial year	$ 48,965
Beginning of financial year (Shares)	152,224
Accretion cost on Series B, D1, E and F redeemable convertible preference shares	$ 2,759
Accretion cost on Series B, D1, E and F redeemable convertible preference shares (Note 10), shares	0
Conversion of redeemable convertible preference shares to ordinary shares	$ (51,724)
Conversion of redeemable convertible preference shares to ordinary shares (Shares)	(152,224)
End of financial year	$ 0
End of financial year (Shares)	0
Series E preference shares [member] | Financial liability [member]
Statements [Line Items]
Beginning of financial year	$ 29,303
Beginning of financial year (Shares)	84,705
Accretion cost on Series B, D1, E and F redeemable convertible preference shares	$ 1,800
Accretion cost on Series B, D1, E and F redeemable convertible preference shares (Note 10), shares	0
Conversion of redeemable convertible preference shares to ordinary shares	$ (31,103)
Conversion of redeemable convertible preference shares to ordinary shares (Shares)	(84,705)
End of financial year	$ 0
End of financial year (Shares)	0
Series F preference shares [Member] | Financial liability [member]
Statements [Line Items]
Beginning of financial year	$ 61,801
Beginning of financial year (Shares)	210,526
Accretion cost on Series B, D1, E and F redeemable convertible preference shares	$ 3,615
Accretion cost on Series B, D1, E and F redeemable convertible preference shares (Note 10), shares	0
Conversion of redeemable convertible preference shares to ordinary shares	$ (65,416)
Conversion of redeemable convertible preference shares to ordinary shares (Shares)	(210,526)
End of financial year	$ 0
End of financial year (Shares)	0
Series C preference shares [member] | Equities [member]
Statements [Line Items]
Beginning of financial year	$ 10,000
Beginning of financial year (Shares)	70,303
Beginning of financial year		$ 10,000	$ 10,000
Beginning of financial year (Shares)		70,303	70,303
Conversion of non-redeemable convertible preference shares to ordinary shares	$ (10,000)
Conversion of non-redeemable convertible preference shares to ordinary shares (Shares)	(70,303)
End of financial year		$ 10,000	$ 10,000
End of financial year (Shares)		70,303	70,303
End of financial year	$ 0
End of financial year (Shares)	0
Series D2 preferred stock [member] | Equities [member]
Statements [Line Items]
Beginning of financial year	$ 49,339
Beginning of financial year (Shares)	564,126
Beginning of financial year		$ 49,339	$ 49,339
Beginning of financial year (Shares)		564,126	564,126
Conversion of non-redeemable convertible preference shares to ordinary shares	$ (49,339)
Conversion of non-redeemable convertible preference shares to ordinary shares (Shares)	(564,126)
End of financial year		$ 49,339	$ 49,339
End of financial year (Shares)		564,126	564,126
End of financial year	$ 0
End of financial year (Shares)	0